Impact on Adoption of New IFRS - Adoption of IFRS 9 - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Increase decrease due to application of new IFRS [line items]
Increase in retained earnings (net of tax)	$ 586,340		$ 478,145
ROU assets	159,098
Balance as at April 1, 2019	$ 178,892
Transition adjustments on adoption of IFRS 16 [member]
Increase decrease due to application of new IFRS [line items]
Increase in retained earnings (net of tax)		$ 8,574
ROU assets		179,553
Balance as at April 1, 2019		$ 194,785